Stock-based Compensation - Narrative (FY) (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 08, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2016
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase shares of common stock	630,000			280,000
Vesting period	5 years			5 years
Strike price	$ 4.53			$ 3.81
Expiration date	Mar. 08, 2032			Jun. 30, 2030
Estimated fair value of options issued to purchase shares of common stock	$ 612,000
Estimated value of options issued to purchase shares of common stock	$ 612,000			$ 290,000
Stock options volatility rate	65.04%
Options exercisable term	5 years
Risk free interest rate of options	1.80%
Risk free interest rate term of options	5 years
Market value of stock	$ 2.4
Share-based compensation expense		$ 43,000	$ 24,000
Share-based compensation expense not yet recognized		$ 595,000
Share-based compensation nonvested shares		654,000
Stock Option | Stock Options Granted on June 30, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 29,000	$ 52,000	$ 53,000
Share-based compensation expense not yet recognized					$ 132,000
Share-based compensation nonvested shares					153,000
Stock Option | Stock Options Granted on March 8, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 102,000
Share-based compensation expense not yet recognized					$ 510,000
Share-based compensation nonvested shares					630,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 12,000	$ 14,000		$ 56,000	$ 166,000	$ 677,000
Share-based compensation expense not yet recognized		$ 4,000			$ 17,000
Restricted Stock Units (RSUs) | 2015 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted in period (in shares)								70,000	111,281
Shares granted in period								$ 404,000	$ 909,000
Share-based compensation nonvested shares		9,000			9,000